Allowance (Reversal of Allowance) of Long-Term Receivable - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 CNY (¥)
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Prepayment made to supplier						¥ 11,800,000	¥ 20,000,000
Refund of prepayment from supplier in first installment			¥ 17,927,763
Allowance (reversal of allowance) of long-term receivables			¥ (17,927,763)	$ (17,927,763)	¥ 17,927,763
Computers and equipment
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Refund of prepayment from supplier in first installment	¥ 17,900,000	¥ 2,000,000
Impairment on prepaid amount receivable from supplier					¥ 17,900,000